Income Tax - Deferred Tax Assets And Liabilities (Detail)	Dec. 31, 2021 USD ($)
Deferred tax assets:
Start-up costs	$ 215,597
Net operating loss carryforwards	42,000
Total deferred tax assets	257,597
Valuation allowance	(240,421)
Deferred tax liabilities:
Unrealized gain on investments	(17,176)
Total deferred tax liabilities	(17,176)
Deferred tax assets, net of allowance	$ 0